Retirement Plans (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended											12 Months Ended		4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended										4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended
	Sep. 30, 2012 Pension Plans, Defined Benefit [Member]	Sep. 30, 2013 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Pension Plans of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 United States Pension Plans of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2013 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Postretirement Benefit Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Postretirement Benefit Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans, Defined Benefit [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans, Defined Benefit [Member]	Sep. 30, 2010 Supplemental Employee Retirement Plans, Defined Benefit [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 Equity Securities [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Equity Securities [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Equity Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Equity Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Fixed Income Funds [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Fixed Income Funds [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Fixed Income Funds [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Fixed Income Funds [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Short-term Investments [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Short-term Investments [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Short-term Investments [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Short-term Investments [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Other Investments [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Other Investments [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Other Investments [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Other Investments [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase				3.11%		2.75%	2.00%	3.32%	3.50%		3.75%		3.00%	3.25%			3.75%	3.00%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.50%	8.00%	7.86%	8.65%					6.90%	6.00%		3.51%	6.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Investments																										40.00%	41.00%	38.00%	29.00%
Defined Benefit Plan, Target Allocation Percentage, Fixed Income Investments																														45.00%	46.00%	56.00%	58.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities																																		2.00%	2.00%	2.00%	1.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Other																																						13.00%	11.00%	4.00%	12.00%
Defined Benefit Plan, Actual Plan Asset Allocations			100.00%	100.00%							100.00%	100.00%														42.00%	28.00%	35.00%	31.00%	45.00%	50.00%	61.00%	58.00%	3.00%	13.00%	1.00%	2.00%	10.00%	9.00%	3.00%	9.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 208
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.22%	5.27%							4.90%	4.14%			5.27%	4.22%	4.90%	4.14%				2.57%	0.87%	4.22%	4.61%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase				3.22%		2.00%		2.50%			3.13%		3.00%	3.25%			3.00%	3.00%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			5.27%	5.50%	5.53%						5.13%		3.51%	4.90%	5.56%	5.27%	5.13%	4.90%			4.21%	0.87%	0.24%	4.61%	5.09%